INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ 20,411,174	R$ (13,111,053)	R$ 17,997,216
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(6,939,799)	4,457,758	(6,119,053)
Taxation (difference) on profit of associates in Brazil and abroad	(323,634)	484,717	1,688,656
Equity method	(32,580)	(4,707)	(6,589)
Thin capitalization			(46,796)
Tax effect interest on own capital		850,000	510,000
Credit related to Reintegra Program	11,449	11,896	7,176
Director bonuses	(26,950)	(9,587)	(4,907)
Tax incentives (Note 12.3)	289,309	336,541	128,650
Other (additions)/exclusions permanent	48,718	(60,271)	(47,972)
Total tax expense (income)	(6,973,487)	6,066,347	(3,890,835)
Current	(409,896)	(999,421)	(352,577)
Deferred	(4,733,439)	5,482,647	(2,561,991)
Total Income Tax Expense income	(5,143,335)	4,483,226	(2,914,568)
Current	(108,483)	(366,178)	(42,815)
Deferred	(1,721,669)	1,949,299	(933,452)
Total Social Contribution Expense Income	R$ (1,830,152)	R$ 1,583,121	R$ (976,267)